Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Amortized cost of fixed-maturity securities available-for-sale	$ 724,829	$ 660,954	$ 613,722
Equity securities, trading, cost	4,310	4,383	1,855
Receivables, allowance for uncollectible	39	33	20
Future policy benefit reserves measured at fair value	$ 132,715	$ 72,491	$ 16,026
Common stock, par value	$ 10	$ 10	$ 10
Common stock, shares authorized	200,000	200,000	200,000
Common stock, shares issued	200,000	200,000	200,000
Common stock, shares outstanding	200,000	200,000	200,000